Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	112,033,909	31,549,132
Common stock, shares outstanding	112,033,909	31,549,132
Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred stock, shares authorized	110,000	110,000
Preferred stock, shares issued	0	110,000
Preferred stock, shares outstanding	0	110,000